Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2015
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	976,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	3.05
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	(2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	6.20
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	(20,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	3.00
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	3.04
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	(30,864)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	2.64
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	923,569
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	3.06
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	(36,249)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	5.12
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	(28,553)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	2.52
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	(2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	6.20
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	856,767
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	2.98
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 29	856,767
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 30	2.98